Roundhill Acquirers Deep Value ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Communication Services — 1.3%
30,880	AMC Networks, Inc. - Class A (a)	$470,611
	Consumer Discretionary — 20.8%
64,930	ACCO Brands Corporation	349,323
4,352	BlueLinx Holdings, Inc. (a)	382,323
10,890	Buckle, Inc.	419,918
11,863	Ethan Allen Interiors, Inc.	318,403
46,238	Garrett Motion, Inc. (a)	342,161
14,769	G-III Apparel Group Ltd. (a)	424,904
8,452	Green Brick Partners, Inc. (a)	401,047
3,290	Hovnanian Enterprises, Inc. - Class A (a)	297,416
11,493	La-Z-Boy, Inc.	404,439
4,109	M/I Homes, Inc. (a)	433,541
7,638	Malibu Boats, Inc. - Class A (a)	337,905
17,199	MasterCraft Boat Holdings, Inc. (a)	343,980
4,518	Medifast, Inc.	299,905
13,678	Movado Group, Inc.	357,680
4,715	Patrick Industries, Inc.	386,819
10,918	PROG Holdings, Inc. (a)	297,625
40,137	Sally Beauty Holdings, Inc. (a)	388,125
7,242	Sturm Ruger & Company, Inc.	318,358
12,576	Upbound Group, Inc.	365,962
6,102	Winnebago Industries, Inc.	394,372
32,589	WW International, Inc. (a)	234,967
		7,499,173
	Consumer Staples — 7.2%
25,144	Herbalife, Ltd. (a)	323,855
4,833	Ingles Markets, Inc. - Class A	394,469
3,578	John B Sanfilippo & Son, Inc.	329,319
15,193	Nu Skin Enterprises, Inc. - Class A	258,585
6,865	Seneca Foods Corporation - Class A (a)	335,493
6,169	USANA Health Sciences, Inc. (a)	291,547
34,298	Vector Group, Ltd.	367,332
5,654	Weis Markets, Inc.	341,219
		2,641,819
	Energy — 5.4%
50,323	FutureFuel Corporation	298,919
55,838	Gran Tierra Energy, Inc. (a)	354,013
34,870	ProPetro Holding Corporation (a)	317,666
84,912	VAALCO Energy, Inc.	394,841
6,812	Vital Energy, Inc. (a)	305,450
87,974	W&T Offshore, Inc.	293,833
		1,964,722
	Financials — 16.6%
7,188	AMERISAFE, Inc.	346,174
10,096	Bancorp, Inc. (a)	393,845
18,224	Berkshire Hills Bancorp, Inc.	381,428
18,064	Brightsphere Investment Group, Inc.	315,217
10,699	Customers Bancorp, Inc. (a)	482,204
2,243	Diamond Hill Investment Group, Inc.	360,203
9,143	Employers Holdings, Inc.	350,268
7,330	Enova International, Inc. (a)	301,996
42,549	Heritage Commerce Corporation	361,241
12,419	OFG Bancorp	416,782
4,613	PJT Partners, Inc. - Class A	415,447
5,889	Preferred Bank	362,939
13,733	South Plains Financial, Inc.	357,058
8,114	Stewart Information Services Corporation	383,386
21,428	Virtu Financial, Inc. - Class A	385,275
30,344	Waterstone Financial, Inc.	370,500
		5,983,963
	Health Care — 6.5%
798	Atrion Corporation	246,063
29,443	Catalyst Pharmaceuticals, Inc. (a)	424,863
22,200	Eagle Pharmaceuticals, Inc. (a)	129,870
43,987	Ironwood Pharmaceuticals, Inc. (a)	435,471
28,863	Pediatrix Medical Group, Inc. (a)	241,872
80,256	SIGA Technologies, Inc.	435,790
44,253	Zynex, Inc. (a)	405,357
		2,319,286
	Industrials — 25.8% (b)
8,248	Argan, Inc.	384,687
4,005	Barrett Business Services, Inc.	440,350
35,463	CoreCivic, Inc. (a)	513,150
15,230	Cross Country Healthcare, Inc. (a)	308,712
13,448	Dorian LPG, Ltd.	569,657
8,810	Eagle Bulk Shipping, Inc.	400,415
17,469	Ennis, Inc.	370,867
14,386	Euroseas, Ltd.	423,668
48,666	GEO Group, Inc. (a)	493,960
20,610	Global Ship Lease, Inc. - Class A	379,842
92,532	GrafTech International, Ltd.	228,554
15,375	Hackett Group, Inc.	343,016
14,969	Heidrick & Struggles International, Inc.	406,857
11,125	Insteel Industries, Inc.	378,473
12,436	Ituran Location and Control, Ltd.	333,782
6,271	Kforce, Inc.	437,089
2,193	Preformed Line Products Company	273,270
24,110	Resources Connection, Inc.	327,896
116,847	Safe Bulkers, Inc.	453,366
23,386	Shyft Group, Inc.	258,883
20,336	Star Bulk Carriers Corporation	432,343
9,504	Teekay Tankers, Ltd. - Class A	472,254
29,068	Titan International, Inc. (a)	379,919
13,883	Universal Logistics Holdings, Inc.	343,465
		9,354,475
	Information Technology — 4.7%
36,818	Adeia, Inc.	338,357
7,300	Donnelley Financial Solutions, Inc. (a)	430,846
24,981	Green Dot Corporation - Class A (a)	200,348
54,138	Immersion Corporation	350,814
18,842	Photronics, Inc. (a)	398,131
		1,718,496
	Materials — 11.0%
11,730	AdvanSix, Inc.	306,505
33,176	Caledonia Mining Corporation plc	393,135
7,237	Ingevity Corporation (a)	280,723
9,458	Koppers Holdings, Inc.	427,218
44,848	Kronos Worldwide, Inc.	391,523
34,155	LSB Industries, Inc. (a)	292,708
20,654	Myers Industries, Inc.	363,924
4,914	Natural Resource Partners LP	374,742
7,311	Olympic Steel, Inc.	413,291
12,465	Ryerson Holding Corporation	386,041
38,123	SunCoke Energy, Inc.	354,925
		3,984,735
	TOTAL COMMON STOCKS (Cost $35,124,645)	35,937,280

	CONTINGENT VALUE RIGHTS — 0.0% (c)
	Materials — 0.0% (c)
17,062	Resolute Forest Products, Inc. (a)(d)(e)	171
	TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)	171

	SHORT-TERM INVESTMENTS — 0.5%
163,503	First American Treasury Obligations Fund - Class X, 5.28% (f)	163,503
	TOTAL SHORT-TERM INVESTMENTS (Cost $163,503)	163,503

	TOTAL INVESTMENTS (Cost $35,334,215) — 99.8%	36,100,954
	Other Assets in Excess of Liabilities — 0.2%	79,141
	NET ASSETS — 100.0%	$36,180,095

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Represents less than 0.05% of net assets.
(d) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e) This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $171 or 0.0% of net assets.
(f) Rate shown is the annualized seven-day yield as of November 30, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Roundhill Acquirers Deep Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$35,937,280	$–	$–	$35,937,280
Contingent Value Rights	–	–	171	171
Short-Term Investments	163,503	–	–	163,503
Total Investments in Securities	$36,100,783	$–	$171	$36,100,954

(a)	See Schedule of Investments for breakout of investments by classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Balance as of 8/31/2023	$171
Net Realized Gain (Loss)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers Out of Level 3	-
Balance as of 11/30/2023	$171

Fair Valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.